Related Party Receivables	12 Months Ended
Dec. 31, 2024
Related Party Receivables [Abstract]
Related Party Receivables
14.	Related Party Receivables

As of December 31, 2024, and December 31, 2023, the Group, through its subsidiary QIND, had amounts due from Ilustrato Pictures International, Inc. (“ILUS”), a former majority shareholder of the Company, of $1,979,772 (€1,826,864) and $333,133 (€307,403), respectively. As of December 31, 2024, $479,772 (€442,716) are related to an intercompany loan agreement executed by and between the Company and ILUS on June 15, 2022. The maximum principal amount to be borrowed by either party from each other under the agreement was $1,000,000. The purpose of the agreement was to provide for working capital to either the Company or ILUS through cash advances on an unsecured basis requested by either party at any time and from time to time in amounts of up to $100,000 and the agreement shall automatically be renewed for successive one-year terms after that unless terminated. The intercompany loan agreement has a term of one year from the date of execution and all cash advances mature and become payable on the termination date. Any unpaid principal accrues simple interest from the date of each cash advance until payment in full at a rate equal to 1% per annum. The remaining $1,500,000 (€1,384,147) relates to an asset purchase agreement the Company signed on June 21, 2024, with Ilustrato Pictures International Inc. to acquire the long-term investment of $1,500,000 in Quality International. ILUS agreed to reimburse the Company for the $1,500,000 invested into Quality International that was subsequently cancelled and not returned.